Annual Total Returns[BarChart] - Victory RS Large Cap Alpha VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.22%)	16.52%	38.71%	13.58%	(2.01%)	9.03%	18.67%	(9.00%)	31.16%	(0.44%)